Financial Assets And Liabilities - Summary of managing liquidity risk (Detail) $ in Thousands	Dec. 31, 2024 USD ($) $ / USD	Dec. 31, 2023 USD ($) $ / USD
Liquidity Index [Abstract]
Current assets	$ 1,052,271	$ 425,904
Current liabilities	$ 1,057,754	$ 359,386
Liquidity index | $ / USD	0.994	1.185